Taxes Based on Income (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Taxes Based on Income (Textual) [Abstract]
Effective tax rate	34.00%	(1.00%)
Income tax expense from increase to valuation allowances	$ 8,300,000
Income tax expense from the settlement of foreign tax audit	1,600,000	(17,700,000)	7,200,000
Income tax reconciliation benefit from operating loss resulting from write down of investment		45,500,000
Repatriation accrual	18,100,000	15,300,000
Operating loss carry forwards	1,130,000,000	1,140,000,000
Operating loss carry forward expiration within fourth year	51,800,000
Operating loss carry forward expiration after fifth year	119,200,000
Operating loss carry forward with indefinite expiration	955,700,000
Utilization period of indefinite lived foreign net operating losses	50 Years
Tax credit carry forward of both domestic and foreign subsidiaries	129,800,000	111,400,000
Tax credit carry forward expiration within three years	5,900,000
Tax credit carry forward expiration four through eight year	87,200,000
Tax credit carry forward expiration after eight year	28,500,000
Tax credit carry forward	8,200,000
Valuation allowance	122,800,000	115,600,000
Income Tax Holiday, Termination Date	Tax holidays expire between 2012 and 2016
Tax holidays benefit	2.00%
Unrecognized tax benefits	120,300,000	127,200,000	151,700,000
Unrecognized tax benefits, if recognized	78,500,000	81,200,000
Interest expense and penalties recognized in current year for uncertain tax positions	2,700,000	(2,600,000)
Accrued interest and penalties for uncertain tax positions, net of tax benefit	23,600,000	20,900,000
Income tax examinations by tax authorities, Year	prior to 2005
Reasonably possible decrease in unrecognized tax benefits during next 12 months	15,700,000
Significant change in unrecognized tax benefits is reasonably possible amount of cash payment	7,700,000
Undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested	1,300,000,000	1,200,000,000
Expense from the settlement of a foreign tax audit	$ 2,800,000